Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Industrials Portfolio	Apr. 29, 2024
Select Industrials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	23.12%
Past 5 years	13.05%
Past 10 years	8.45%
Select Industrials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	21.04%
Past 5 years	10.55%
Past 10 years	6.34%
Select Industrials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.42%
Past 5 years	9.86%
Past 10 years	6.26%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1511
Average Annual Return:
Past 1 year	22.47%
Past 5 years	14.70%
Past 10 years	10.13%